Share-based Compensation - Service-based RSUs activities (Details) - Restricted Stock Units (RSUs) [Member] shares in Thousands	12 Months Ended
Dec. 31, 2022 $ / shares shares
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Beginning balance (in shares)
Granted (in shares)	1,967
Ending balance (in shares)	1,967
Beginning balance (in USD/shares) | $ / shares
Granted (in USD/shares) | $ / shares	24.59
Ending balance (in USD/shares) | $ / shares	$ 24.59
Employees
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Beginning balance (in shares)
Granted (in shares)	1,932
Ending balance (in shares)	1,932
Senior Management
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Beginning balance (in shares)
Ending balance (in shares)
Consultants
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Beginning balance (in shares)
Granted (in shares)	35
Ending balance (in shares)	35